Financial Instruments - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Less than 6 Months [Member]
Financial Instruments [Line Items]
Total	$ (2,608,946)	$ (4,673,513)
Less than 6 Months [Member] | Trade And Other Payables [Member]
Financial Instruments [Line Items]
Total	(2,575,490)	(4,619,947)
Less than 6 Months [Member] | Lease liabilities [Member]
Financial Instruments [Line Items]
Total	(33,456)	(53,566)
6-12 Months [Member]
Financial Instruments [Line Items]
Total	(33,456)	(53,565)
6-12 Months [Member] | Trade And Other Payables [Member]
Financial Instruments [Line Items]
Total
6-12 Months [Member] | Lease liabilities [Member]
Financial Instruments [Line Items]
Total	(33,456)	(53,565)
Greater than 12 Months and Less Than 5 Years [Member]
Financial Instruments [Line Items]
Total	(88,545)	(51,914)
Greater than 12 Months and Less Than 5 Years [Member] | Trade And Other Payables [Member]
Financial Instruments [Line Items]
Total
Greater than 12 Months and Less Than 5 Years [Member] | Lease liabilities [Member]
Financial Instruments [Line Items]
Total	(88,545)	(51,914)
Total Contracted Cash Flows [Member]
Financial Instruments [Line Items]
Total	(2,730,947)	(4,778,992)
Total Contracted Cash Flows [Member] | Trade And Other Payables [Member]
Financial Instruments [Line Items]
Total	(2,575,490)	(4,619,947)
Total Contracted Cash Flows [Member] | Lease liabilities [Member]
Financial Instruments [Line Items]
Total	(155,457)	(159,045)
Carrying Amounts [Member]
Financial Instruments [Line Items]
Total	(2,730,947)	(4,778,992)
Carrying Amounts [Member] | Trade And Other Payables [Member]
Financial Instruments [Line Items]
Total	(2,575,490)	(4,619,947)
Carrying Amounts [Member] | Lease liabilities [Member]
Financial Instruments [Line Items]
Total	$ (155,457)	$ (159,045)